Shareholder Report, Average Annual Return (Details) B662225_Direxion Daily Retail Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Retail Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Retail Bull 3X Shares NAV
Average Annual Return, Percent	(1.61%)	(0.10%)	(4.72%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
S&P Retail Select Industry Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Retail Select Industry Index
Average Annual Return, Percent	9.79%	12.07%	7.53%